Capital Income Builder
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email vpc@capgroup.com

Vincent P. Corti
Secretary

January 5, 2012

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Capital Income Builder
      File Nos.  033-12967 and 811-05085

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on December 30, 2011 of the Registrant’s Post-Effective Amendment No. 34 under the Securities Act of 1933 and Amendment No. 36 under the Investment Company Act of 1940.

Sincerely,

/s/ Vincent P. Corti
Vincent P. Corti